COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS (Tables)	12 Months Ended
Dec. 31, 2015
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS
Schedule of composition of certain financial statement captions

	2015	2014
Equipment and leasehold improvements:
Office furniture and fixtures	$9,435	$9,435
Laboratory equipment	612,159	593,027
Computer equipment and software	141,150	142,118
Leasehold improvements	24,902	24,902
	787,646	769,482
Accumulated depreciation	(638,375)	(548,334)
Equipment, net	$149,271	$221,148

Patents:
Patents	$2,438,875	$2,467,547
Accumulated amortization	(306,746)	(230,638)
Patents, net	$2,132,129	$2,236,909